RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

The following is a list of the major related parties and the relationship with the Company as of June 30, 2025 and 2024:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Majority Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investment Officer and Director
Grogory L. Overholtzer	Chief Financial Officer
Chiu Chen-Chia	Shareholder of IEC
Chiu Chen-Ta	Shareholder of IEC
PT. Wiranusa Karana Mardika	An Entity Controlled by Dr. Wirawan Jusuf

The Company’s related party, PT. Wirannusa Karana Mardika (PT WKM) provides office space for Kerja Sama Operasi/Joint Operation with Pertamina (KSO), PT Cogen Nusantara Energi (CNE), PT Harvel Nusantara Energi (HNE) and PT Hutama Wiranusa Energi (HWE). KSO related expenses are recorded under lease operating expense and rental related to other related parties are recorded under general and administrative expenses. The related party rental expenses for the six months ended June 30, 2025 and 2024 were as follows:

	June 30,	June 30,
	2025	2024
General and administrative expense	$43,853	$40,960
Leasing operating expense	34,687	35,962
Total	$78,540	$76,922

As of June 30, 2025 and December 31, 2024, the amount due to related parties of the Company was listed as below:

	June 30,	December 31,
Amount due to related parties	2025	2024
PT. Wiranusa Karana Mardika	$16,469	$2,687
Total	$16,469	$2,687

Since January 1, 2023, the Company leased Giesmart Plaza Zone 2 and Zone 1, 3&4 for KSO and combined office space for CNE, HNE and HWE, respectively, from PT WKM. PT WKM is owned by the Company’s CEO, Dr. Wirawan Jusuf, who holds 50% of the ownership. The lease term for Giesmart Plaza Zone 2 was from January 1, 2023 to March 31, 2024, which was extended to March 31, 2025, and further extended to March 31, 2026. The lease term for Giesmart Zone 1, 3&4 was from January 1, 2023 to September 30, 2024, which was extended to September 30, 2027. During the six months ended June 30, 2025, the Company incurred rent expense of $34,687 for Giesmart Plaza Zone 2, and $43,853 for Zone 1, 3&4. For the six months ended June 30, 2024, the Company incurred rent expense $35,962 for Giesmart Plaza Zone 2, and $40,960 for Zone 1, 3&4. As of June 30, 2025 and December 31, 2024, the Company owes $16,469 and $2,687 to PT WKM, respectively.